Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Warrant Liabilities [Member]
Warrants [Line Items]
Schedule of Binominal Pricing Model	The key inputs into the Binominal pricing model were as follows at their measurement dates:
				As of
	As of September 30, 2024			December 31, 2023
	Common Warrants	Warrants – Class A	SPAC Private Warrants	SPAC Private Warrants
Input
Share price	$3.32	$3.32	$3.32	$0.49
Risk-free interest rate	3.56%	3.56%	3.56%	4.04%
Volatility	51.68%	51.72%	50.80%	48.66%
Exercise price	$5.67	$2.00	$23.00	$23.00
Warrant remaining life	4.74 years	5.09 years	1.88 years	2.63 years
The key inputs into the Binominal pricing model were as follows at their measurement dates:
	As of December 31,
	2023	2022
Input
Share price	$0.49	$1.54
Risk-free interest rate	4.04%	4.16%
Volatility	48.66%	52.19%
Exercise price	$11.50	$11.50
Warrant remaining life	3.9 years	4.9 years